Supplement dated October 20, 2017
To
Davis Financial Portfolio
Portfolio of DAVIS VARIABLE ACCOUNT FUND, INC.
Summary Prospectus
dated May 1, 2017

Add the following risk to the list of principal risks.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.

Supplement dated October 20, 2017
To
Davis Financial Portfolio
Portfolio of DAVIS VARIABLE ACCOUNT FUND, INC.
Statutory Prospectus
dated May 1, 2017

Add the following risk to the list of principal risks.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.

Add the following to the section titled, "Additional Information About Investment Objectives, Principal Strategies and Principal Risks."
Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
A fund may be classified as a "non-diversified" fund under the Investment Company Act of 1940, which means that it is permitted to invest its assets in a more limited number of issuers than "diversified" investment companies. A diversified investment company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies) and may not own more than 10% of the outstanding voting securities of any one issuer. While a fund may be a non-diversified investment company, and therefore is not subject to the statutory diversification requirements discussed above, the Fund may still intend to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").
At any given point in time, a diversified fund may not meet the diversification test outlined above due to appreciation in its portfolio holdings. In such case, the Fund is not required to sell portfolio holdings to meet the diversification test.
The diversification standards under the Internal Revenue Code require that a fund diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited with respect to any one issuer to an amount not greater than 5% of a fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a fund's assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which a fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

Supplement dated October 20, 2017
To
Davis Financial Portfolio
Portfolio of DAVIS VARIABLE ACCOUNT FUND, INC.
Statement of Additional Information
dated May 1, 2017

Under "Investment Restrictions," replace the descriptions of Diversification with the following.
Diversification (Davis Value Portfolio). The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.
Further Explanation of Diversification Policy. To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Non-Diversification (Davis Financial Portfolio and Davis Real Estate Portfolio). The Fund is not required to diversify its investments.
Further Explanation of Non-Diversification Policy. The Fund intends to remain classified as a regulated investment company under the Internal Revenue Code. This requires the Fund to conform to the following: at the end of each quarter of the taxable year, at least 50% of the value of the Fund's total assets must be represented by: cash and cash items, U.S. Government securities, securities of other regulated investment companies and "other securities." For this purpose, "other securities" does not include investments in the securities of any one issuer that represent more than 5% of the value of the Fund's total assets or more than 10% of the issuer's outstanding voting securities.